SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segmented Information [Abstract]
Schedule of segmented information
	Operating	Other	Total
	$	$	$
For the year ended
December 31, 2018
Sales	2,087,299	23,104	2,110,403
Interest revenue	266,389	919,825	1,186,214
Loss from operations	(14,545,511)	(22,798,745)	(37,344,256)
Net loss and comprehensive loss	(8,819,226)	(22,164,182)	(30,983,408)
Share of income from joint venture	5,753,782	-	5,753,782

For the year ended
December 31, 2017
Sales	929,464	8,190	937,654
Interest revenue	65	161,453	161,518
Loss from operations	(2,749,660)	(6,347,771)	(9,097,431)
Net loss and comprehensive loss	(2,910,720)	(5,931,104)	(8,841,824)
Share of loss from joint venture	(322,578)	-	(322,578)